Segment Information by geographical area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment information by geographical area
Non-Group sales	$ 200,316	$ 209,363	$ 171,493
Property, plant and equipment, intangible assets, net	149,586	142,246	123,984
Capital expenditures	19,237	22,185	16,896
France
Segment information by geographical area
Non-Group sales	43,877	47,716	39,032
Property, plant and equipment, intangible assets, net	13,212	12,561	6,397
Capital expenditures	1,979	4,502	1,193
Rest of Europe
Segment information by geographical area
Non-Group sales	99,176	99,465	83,255
Property, plant and equipment, intangible assets, net	28,765	25,262	18,260
Capital expenditures	3,201	2,609	2,805
North America
Segment information by geographical area
Non-Group sales	19,946	22,243	16,889
Property, plant and equipment, intangible assets, net	18,916	18,903	18,469
Capital expenditures	1,748	2,014	2,916
Africa
Segment information by geographical area
Non-Group sales	21,303	22,263	17,581
Property, plant and equipment, intangible assets, net	45,573	43,359	42,849
Capital expenditures	7,663	4,838	5,030
Rest of the world
Segment information by geographical area
Non-Group sales	16,014	17,676	14,736
Property, plant and equipment, intangible assets, net	43,120	42,161	38,009
Capital expenditures	$ 4,646	$ 8,222	$ 4,952